EARNINGS (LOSS) PER SHARE	12 Months Ended
Jun. 30, 2011
EARNINGS (LOSS) PER SHARE
NOTE 16 – EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share attributable to Hollysys for the years indicated:

	Year Ended June 30,
	2009	2010	2011

Net income (loss) attributable to Hollysys - numerator Basic and diluted	$(13,851,064)	$25,704,538	$41,469,998

Shares - denominator:
Weighted average ordinary shares outstanding used in computing basic net earnings (loss) per share attributable to Hollysys	44,950,833	51,243,667	54,564,842
Option
Effect of dilutive securities
Share options	-	251,062	382,070
UPO	-	343,565	-
Restricted shares	-	-	2,368
Weighted average ordinary shares outstanding used in computing diluted net earnings per share attributable to Hollysys	44,950,833	51,838,294	54,949,280

Net earnings (loss) per share attributable to Hollysys - basic	$(0.31)	$0.50	$0.76

Net earnings (loss) per share attributable to Hollysys - diluted	$(0.31)	$0.50	$0.75

For the year ended June 30, 2009, potential ordinary shares of 681,000 shares related to stock options granted under the terms of the Plan, 750,000 shares related to UPO and 4,991,781 shares related to contingent issuance of ordinary shares in accordance with the Share Exchange Transaction were excluded from the computation of diluted net loss per share as they had an anti-dilutive effect.